Schedule of Investments (unaudited) December 31, 2019	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 3.4%
Boeing Co.	11,577	$3,771,324
Curtiss-Wright Corp.	367	51,707
HEICO Corp.	8,658	988,311
HEICO Corp., Class A	5,518	494,027
Hexcel Corp.	5,765	422,632
Lockheed Martin Corp.	33,559	13,067,203
Northrop Grumman Corp.	7,670	2,638,250
Raytheon Co.	11,083	2,435,378
Teledyne Technologies, Inc.(a)	9,559	3,312,576

		27,181,408

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	12,500	975,250
United Parcel Service, Inc., Class B	14,193	1,661,433

		2,636,683

Airlines — 0.3%
Alaska Air Group, Inc.	10,004	677,771
Delta Air Lines, Inc.	3,586	209,709
United Airlines Holdings, Inc.(a)	14,553	1,281,974

		2,169,454

Auto Components — 0.1%
Gentex Corp.	13,621	394,737

Automobiles — 0.3%
Harley-Davidson, Inc.	2,131	79,252
Tesla, Inc.(a)	5,715	2,390,756

		2,470,008

Banks — 0.0%
CIT Group, Inc.	2,221	101,344

Beverages — 1.4%
Brown-Forman Corp., Class B	1,791	121,072
Coca-Cola Co.	37,525	2,077,009
Coca-Cola European Partners PLC	8,119	413,095
Monster Beverage Corp.(a)	35,579	2,261,045
PepsiCo, Inc.	43,987	6,011,703

		10,883,924

Biotechnology — 4.7%
AbbVie, Inc.	89,189	7,896,794
Alexion Pharmaceuticals, Inc.(a)	8,909	963,508
Amgen, Inc.	24,982	6,022,411
Biogen, Inc.(a)	3,275	971,791
Exelixis, Inc.(a)	5,012	88,311
Gilead Sciences, Inc.	142,761	9,276,610
Incyte Corp.(a)	24,179	2,111,310
Ionis Pharmaceuticals, Inc.(a)	13,463	813,300
Regeneron Pharmaceuticals, Inc.(a)	6,333	2,377,915
United Therapeutics Corp.(a)	8,604	757,840
Vertex Pharmaceuticals, Inc.(a)	30,989	6,785,042

		38,064,832

Building Products — 0.9%
Allegion PLC	58,920	7,337,897

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	4,318	365,907
Charles Schwab Corp.	51,653	2,456,617
Evercore, Inc., Class A	5,427	405,723
FactSet Research Systems, Inc.	12,898	3,460,533
Intercontinental Exchange, Inc.	41,944	3,881,917
Moody’s Corp.	11,798	2,800,963
S&P Global, Inc.	28,271	7,719,397
TD Ameritrade Holding Corp.	22,756	1,130,973

		22,222,030

Chemicals — 0.6%
Cabot Corp.	1	48

Security	Shares	Value

Chemicals (continued)
Ecolab, Inc.	5,181	$999,881
Sherwin-Williams Co.	6,097	3,557,843

		4,557,772

Commercial Services & Supplies — 0.4%
Cintas Corp.	5,813	1,564,162
Copart, Inc.(a)	16,903	1,537,159

		3,101,321

Communications Equipment — 1.1%
Ciena Corp.(a)	17,972	767,225
Cisco Systems, Inc.	165,898	7,956,468
Motorola Solutions, Inc.	796	128,267

		8,851,960

Construction & Engineering — 0.2%
Fluor Corp.	3,775	71,272
MasTec, Inc.(a)	24,437	1,567,878

		1,639,150

Consumer Finance — 0.3%
Ally Financial, Inc.	30,683	937,672
American Express Co.	13,934	1,734,644

		2,672,316

Distributors — 0.1%
Pool Corp.	3,584	761,170

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(a)(b)	2,369	356,037
H&R Block, Inc.	53,000	1,244,440

		1,600,477

Electric Utilities — 0.5%
Xcel Energy, Inc.	57,126	3,626,930

Electrical Equipment — 0.5%
AMETEK, Inc.	16,414	1,637,132
Hubbell, Inc.	13,791	2,038,586

		3,675,718

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	2,077	88,148
CDW Corp.	39,395	5,627,182
National Instruments Corp.	54,606	2,312,018

		8,027,348

Entertainment — 1.7%
Cinemark Holdings, Inc.	14,890	504,027
Electronic Arts, Inc.(a)	13,940	1,498,689
Live Nation Entertainment, Inc.(a)	26,663	1,905,605
Netflix, Inc.(a)	14,894	4,819,252
Spotify Technology SA(a)	9,572	1,431,493
Take-Two Interactive Software, Inc.(a)	15,475	1,894,604
Zynga, Inc., Class A(a)	254,833	1,559,578

		13,613,248

Equity Real Estate Investment Trusts (REITs) — 1.4%
Equity Residential	1,770	143,228
Invitation Homes, Inc.	7,650	229,271
Lamar Advertising Co., Class A	31,666	2,826,507
National Retail Properties, Inc.	10,204	547,138
Park Hotels & Resorts, Inc.	76,863	1,988,446
Regency Centers Corp.	1,422	89,714
RLJ Lodging Trust	11,728	207,820
Simon Property Group, Inc.	30,478	4,540,003
STAG Industrial, Inc.	12,571	396,866
Welltower, Inc.	1,461	119,481

		11,088,474

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	38,567	11,335,613

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)	21,858	$1,125,250

		12,460,863

Food Products — 0.7%
Hershey Co.	36,562	5,373,883

Health Care Equipment & Supplies — 3.0%
DexCom, Inc.(a)	11,059	2,419,046
Edwards Lifesciences Corp.(a)	21,660	5,053,061
Hologic, Inc.(a)	43,167	2,253,749
IDEXX Laboratories, Inc.(a)	13,983	3,651,381
Insulet Corp.(a)	1,845	315,864
Masimo Corp.(a)	1,457	230,293
Stryker Corp.	49,833	10,461,940

		24,385,334

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	16,665	1,416,858
Anthem, Inc.	17,709	5,348,649
CVS Health Corp.	12,773	948,906
Humana, Inc.	3,015	1,105,058
UnitedHealth Group, Inc.	37,169	10,926,943
WellCare Health Plans, Inc.(a)	2,368	781,937

		20,528,351

Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(a)	17,975	2,528,363

Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp.	19,211	575,177
Chipotle Mexican Grill, Inc.(a)	2,130	1,783,044
Choice Hotels International, Inc.	42,619	4,408,083
Darden Restaurants, Inc.	34,549	3,766,186
Dunkin’ Brands Group, Inc.	9,860	744,824
Extended Stay America, Inc.	27,359	406,555
McDonald’s Corp.	2,728	539,080
Penn National Gaming, Inc.(a)	49,813	1,273,220
Starbucks Corp.	32,147	2,826,364
Texas Roadhouse, Inc.	20,421	1,150,111
Wyndham Destinations, Inc.	1,765	91,233

		17,563,877

Household Durables — 0.2%
DR Horton, Inc.	27,938	1,473,730

Household Products — 0.3%
Church & Dwight Co., Inc.	34,428	2,421,666

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	2,066	334,361
Honeywell International, Inc.	8,296	1,468,392
Roper Technologies, Inc.	6,513	2,307,100

		4,109,853

Insurance — 1.0%
Allstate Corp.	14,486	1,628,951
Aon PLC	2,413	502,604
Arthur J. Gallagher & Co.	6,471	616,233
Brown & Brown, Inc.	11,983	473,089
Cincinnati Financial Corp.	8,277	870,327
First American Financial Corp.	32,914	1,919,544
Marsh & McLennan Cos., Inc.	13,927	1,551,607
Progressive Corp.	4,423	320,181

		7,882,536

Interactive Media & Services — 8.8%
Alphabet, Inc., Class A(a)	14,390	19,273,822
Alphabet, Inc., Class C(a)	15,771	21,086,142
Cargurus, Inc.(a)(b)	8,496	298,889
Facebook, Inc., Class A(a)	130,032	26,689,068
Pinterest, Inc., Class A(a)(b)	31,145	580,543
TripAdvisor, Inc.	31,891	968,849
Twitter, Inc.(a)	52,589	1,685,477

Security	Shares	Value

Interactive Media & Services (continued)
Yelp, Inc.(a)	15,313	$533,352

		71,116,142

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.(a)	25,152	46,476,872
Booking Holdings, Inc.(a)	739	1,517,706

		47,994,578

IT Services — 9.0%
Accenture PLC, Class A	13,175	2,774,260
Automatic Data Processing, Inc.	60,730	10,354,465
Booz Allen Hamilton Holding Corp.	18,946	1,347,629
Broadridge Financial Solutions, Inc.	24,663	3,046,867
CACI International, Inc., Class A(a)	335	83,747
DXC Technology Co.	10,489	394,282
EPAM Systems, Inc.(a)	373	79,136
Fiserv, Inc.(a)	2,541	293,816
GoDaddy, Inc., Class A(a)	35,176	2,389,154
Jack Henry & Associates, Inc.	18,088	2,634,879
Mastercard, Inc., Class A	76,669	22,892,597
Paychex, Inc.	100,591	8,556,270
PayPal Holdings, Inc.(a)	47,688	5,158,411
Square, Inc., Class A(a)	9,575	599,012
VeriSign, Inc.(a)	1,994	384,204
Visa, Inc., Class A	61,978	11,645,666

		72,634,395

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	5,397	1,753,323

Machinery — 1.9%
AGCO Corp.	4,286	331,094
IDEX Corp.	12,219	2,101,668
Ingersoll-Rand PLC	1,985	263,846
Oshkosh Corp.	38,332	3,628,124
PACCAR, Inc.	101,150	8,000,965
Snap-on, Inc.	3,890	658,966
Xylem, Inc.	1,538	121,179

		15,105,842

Media — 1.3%
AMC Networks, Inc., Class A(a)	29,367	1,159,997
Comcast Corp., Class A	17,476	785,896
Discovery, Inc., Class A(a)	34,134	1,117,547
Interpublic Group of Cos., Inc.	142,533	3,292,512
Sirius XM Holdings, Inc.	627,449	4,486,260

		10,842,212

Metals & Mining — 0.1%
Alcoa Corp.(a)	24,351	523,790
Reliance Steel & Aluminum Co.	1,910	228,742

		752,532

Multiline Retail — 0.5%
Dollar General Corp.	27,327	4,262,465

Multi-Utilities — 0.1%
Ameren Corp.	12,952	994,714
DTE Energy Co.	1,023	132,857

		1,127,571

Oil, Gas & Consumable Fuels — 0.1%
Marathon Petroleum Corp.	13,027	784,877

Paper & Forest Products — 0.1%
Domtar Corp.	25,806	986,821

Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	30,499	6,299,263

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	96,485	6,193,372
Eli Lilly & Co.	2,087	274,294

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	33,928	$4,949,077
Merck & Co., Inc.	132,832	12,081,070
Mylan NV(a)	17,173	345,177
Zoetis, Inc.	47,081	6,231,170

		30,074,160

Professional Services — 0.5%
CoStar Group, Inc.(a)	1,634	977,622
IHS Markit Ltd.(a)	7,059	531,896
Robert Half International, Inc.	35,784	2,259,760

		3,769,278

Road & Rail — 0.5%
Landstar System, Inc.	27,507	3,132,222
Old Dominion Freight Line, Inc.	3,854	731,412

		3,863,634

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.(a)	19,506	894,545
Applied Materials, Inc.	70,269	4,289,220
Broadcom, Inc.	5,680	1,794,994
Cabot Microelectronics Corp.	1	144
Cirrus Logic, Inc.(a)(b)	32,718	2,696,290
Intel Corp.	13,981	836,763
Lam Research Corp.	17,530	5,125,772
Micron Technology, Inc.(a)	4,621	248,517
NVIDIA Corp.	34,585	8,137,850
QUALCOMM, Inc.	40,996	3,617,077
Skyworks Solutions, Inc.	5,687	687,445
Texas Instruments, Inc.	40,257	5,164,571

		33,493,188

Software — 14.0%
Adobe, Inc.(a)	29,593	9,760,067
Cadence Design Systems, Inc.(a)	19,211	1,332,475
Dropbox, Inc., Class A(a)	16,750	299,993
Fortinet, Inc.(a)	8,754	934,577
FreedomPay, Inc.(a)(c)	43,051	—
Intuit, Inc.	33,489	8,771,774
Manhattan Associates, Inc.(a)	20,326	1,620,998
Microsoft Corp.	422,455	66,621,153
Paycom Software, Inc.(a)	2,227	589,621
Paylocity Holding Corp.(a)	26,231	3,169,229
RingCentral, Inc., Class A(a)	2,330	393,001
salesforce.com, Inc.(a)	56,147	9,131,748
ServiceNow, Inc.(a)	25,591	7,224,851
Workday, Inc., Class A(a)	20,467	3,365,798

		113,215,285

Specialty Retail — 1.8%
AutoZone, Inc.(a)	463	551,577
Home Depot, Inc.	41,120	8,979,786
Lowe’s Cos., Inc.	14,412	1,725,981
O’Reilly Automotive, Inc.(a)	3,173	1,390,599

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.	14,209	$1,654,212
Tractor Supply Co.	4,670	436,365

		14,738,520

Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	236,413	69,422,677
HP, Inc.	4,014	82,488

		69,505,165

Textiles, Apparel & Luxury Goods — 1.7%
Lululemon Athletica, Inc.(a)	17,288	4,005,111
NIKE, Inc., Class B	97,268	9,854,221

		13,859,332

Tobacco — 0.2%
Altria Group, Inc.	26,096	1,302,451

Trading Companies & Distributors — 0.2%
GATX Corp.	24,220	2,006,627

Water Utilities — 0.0%
American Water Works Co., Inc.	2,700	331,695

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	42,879	1,090,413
United States Cellular Corp.(a)	34,304	1,242,834

		2,333,247

Total Common Stocks — 99.0% (Cost: $604,828,387)		797,559,260

Rights — 0.0%

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. — CVR(a)	36,866	110,967

Total Rights — 0.0% (Cost: $84,792)		110,967

Total Long-Term Investments — 99.0% (Cost: $604,913,179)		797,670,227

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(d)(f)	9,888,035	9,888,035
SL Liquidity Series, LLC, Money Market Series, 1.80%(d)(e)(f)	729,923	730,069

Total Short-Term Securities — 1.3% (Cost: $10,618,067)		10,618,104

Total Investments — 100.3% (Cost: $615,531,246)		808,288,331

Liabilities in Excess of Other Assets — (0.3)%		(2,299,539)

Net Assets — 100.0%		$805,988,792

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,520,756	2,367,279	9,888,035	$9,888,035	$29,767		$14	$—
SL Liquidity Series, LLC Money Market Series	706,825	23,098	729,923	730,069	4,902	(b)	—	19

				$10,618,104	$34,669		$14	$19

(a)	Includes net capital gain distributions, if applicable.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Large Cap Growth Fund

(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR	Contingent Value Rights

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	60	03/20/20	$9,693	$104,228

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$797,670,227	$—	$—	$797,670,227
Short-Term Securities	9,888,035	—	—	9,888,035

Subtotal	$807,558,262	$—	$—	$807,558,262

Investments Valued at Net Asset Value (“NAV”)(b)				730,069

Total Investments				$808,288,331

(a) See above Schedule of Investments for values in each industry.

(b) Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$104,228	$—	$—	$104,228

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4